FORM 13F

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 2004

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Sadoff Investment Management LLC
Address:  250 W. Coventry Court, Suite 109
          Milwaukee, WI 53217

Form 13F File No:   28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Ronald Sadoff
Title:         Managing Member
Phone:         (414) 352-8460
Signature, Place, and Date of Signing:


/s/ Ronald Sadoff    Milwaukee, Wisconsin    4/26/04
-------------------  --------------------  -----------
     (Signature)        (City/State)          (Date)

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F NOTICE (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None


                     FORM 13F SUMMARY PAGE

                         REPORT SUMMARY

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          51

Form 13F Information Table Value Total:    $225,254
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this
report.   NONE







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                                      SADOFF INVESTMENT MANAGEMENT LLC
                                                  FORM 13F
                                                 31-Mar-04
                                                                                             Voting Authority
                                Title                                                        ----------------
                                 of             Value     Shares/  Sh/ Put/ Invstmt Other
Name of Issuer                  class  CUSIP    (x$1000)   Prn Amt Prn Call Dscretn Managers Sole Shared None
------------------              -----  -------- --------  -------- --- ---- ------- -------- ---- ------ ----
BIOMET INC.                      COM   090613100    5,652   147,353 SH        Sole           147,353
BROWN SHOE CO.                   COM   115736100    4,580   125,708 SH        Sole           125,708
C.R. BARD INC.                   COM   067383109    8,874    90,889 SH        Sole            90,889
CITIGROUP                        COM   172967101      251     4,853 SH        Sole             4,853
CITIZENS BANKING                 COM   174420109      326    10,000 SH        Sole            10,000
CRANE COMPANY                    COM   224399105    5,297   160,508 SH        Sole           160,508
EATON CORP.                      COM   278058102    7,134   126,960 SH        Sole           126,960
EATON VANCE INSURED MUNI         COM   27827X101      941    64,500 SH        Sole            64,500
EXXON MOBIL CORP.                COM   30231G102      279     6,700 SH        Sole             6,700
FOOT LOCKER INC.                 COM   344849104    5,042   195,428 SH        Sole           195,428
GANNETT INC.                     COM   364730101    7,509    85,189 SH        Sole            85,189
GENERAL ELEC CO.                 COM   369604103      212     6,937 SH        Sole             6,937
GENERAL MILLS                    COM   370334104   10,940   234,355 SH        Sole           234,355
HERSHEY FOODS                    COM   427866108    2,105    25,410 SH        Sole            25,410
IDEX CORP.                       COM   45167R104    4,785   110,059 SH        Sole           110,059
INTERNATIONAL GAME TECH          COM   459902102    7,143   158,874 SH        Sole           158,874
JC PENNY CO INC.                 COM   708160106    5,570   160,159 SH        Sole           160,159
KB HOME                          COM   48666K109    6,891    85,289 SH        Sole            85,289
KELLOGG CO.                      COM   487836108   12,195   310,774 SH        Sole           310,774
KNIGHT RIDDER                    COM   499040103    4,128    56,350 SH        Sole            56,350
LEE ENTERPRISES                  COM   523768109    3,237    71,650 SH        Sole            71,650
LENNAR CORP.                     COM   526057104   10,038   185,778 SH        Sole           185,778
MANDALAY RESORT                  COM   562567107      526     9,180 SH        Sole             9,180
MARSHALL & ILSLEY                COM   571834100      256     6,760 SH        Sole             6,760
MAY DEPARTMENT STORES            COM   577778103    9,410   272,117 SH        Sole           272,117
MCCORMICK & CO.                  COM   579780206   11,661   347,890 SH        Sole           347,890
MORGAN STANLEY INSURED MUNI      COM   61745P866      529    35,600 SH        Sole            35,600
MOTOROLA INCORPORATED            COM   620076109      969    55,085 SH        Sole            55,085
MSDW QLTY MUNI INCOME TR         COM   61745P734      251    17,250 SH        Sole            17,250
MUNIYIELD INSURED FUND           COM   62630E107    1,369    89,446 SH        Sole            89,446
NEIMAN MARCUS GROUP              COM   640204202    4,627    85,789 SH        Sole            85,789
NEW YORK TIMES                   COM   650111107    6,740   152,496 SH        Sole           152,496
NIKE INC.                        COM   654106103    8,651   111,089 SH        Sole           111,089
NORDSTROM INC.                   COM   655664100    7,189   180,179 SH        Sole           180,179
NUVEEN INSURED MUNI OPPORTUNIT   COM   670984103    1,541    94,246 SH        Sole            94,246
NUVEEN INSURED PREMIUM MUNI      COM   6706D8104      741    49,600 SH        Sole            49,600
NUVEEN INSURED QUALITY MUNI      COM   67062N103      712    42,200 SH        Sole            42,200
PROGRESS ENERGY                  COM   743263105    1,119    23,769 SH        Sole            23,769
PULTE HOMES INC.                 COM   745867101    5,829   104,839 SH        Sole           104,839
REEBOK INTL.                     COM   758110100    5,521   133,509 SH        Sole           133,509
SAKS INC.                        COM   79377W108    4,098   232,867 SH        Sole           232,867
SMUCKERS                         COM   832696405    7,047   133,522 SH        Sole           133,522
SOUTHERN CO.                     COM   842587107      526    17,239 SH        Sole            17,239
ST JUDE MEDICAL                  COM   790849103   10,261   142,318 SH        Sole           142,318
TOLL BROTHERS                    COM   889478103    6,155   135,489 SH        Sole           135,489
VARIAN MEDICAL                   COM   92220P105    5,018    58,139 SH        Sole            58,139
WASHINGTON POST                  COM   939640108    3,951     4,467 SH        Sole             4,467
WELLPOINT HEALTH NETWORK         COM   94973H108      663     5,830 SH        Sole             5,830
WISCONSIN ENERGY                 COM   976657106      383    11,899 SH        Sole            11,899
WPS RESOURCES                    COM   92931B106      301     6,300 SH        Sole             6,300
WRIGLEY WM JR CO.                COM   982526105    6,081   102,865 SH        Sole           102,865
REPORT SUMMARY                    51              225,254

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